INCOME TAX, Narrative (Q3) (Details) - USD ($)	3 Months Ended		9 Months Ended		10 Months Ended	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Valuation allowance	$ 460,410	$ 82,455	$ 460,410	$ 82,455	$ 169,370	$ 344,957
Effective tax rate	0.00%	0.00%	0.00%	0.00%
Percentage of federal statutory tax rate			21.00%		21.00%	21.00%